May 16, 2011

ORINDA MULTI-MANAGER HEDGED EQUITY FUND

A Series of Advisors Series Trust

Supplement to the
Statement of Additional Information (“SAI”)
dated March 30, 2011, as amended

Effective immediately, the tables on pages 33-34 of the SAI are deleted and replaced with the following:

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of March 31, 2011.

Sub-Adviser Portfolio Managers	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$6 million	0	$0
Hilde Hovnanian	0	$0	1	$6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	1	$78 million	1	$9 million
Dana Messina	0	$0	1	$78 million	1	$9 million
GRT
Edmund D. Kellogg	0	$0	1	$7.9 million	2	$1.1 million
OMT
Thomas Henwood	1	$24.4 million	1	$55.0 million	9	$67 million
Josh Wilson	1	$24.4 million	1	$55.0 million	9	$67 million
Paul Sagara	1	$24.4 million	1	$55.0 million	9	$67 million
Weatherbie
Joshua Bennett	1	$3.2 million	2	$9.2 million	26	$56.7 million
Daniel Brazeau	1	$3.2 million	2	$8.7 million	26	$56.7 million
Mark Militello	1	$3.2 million	2	$14.9 million	26	$56.7 million
H. George Dai	1	$3.2 million	2	$14.1 million	26	$56.7 million

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

Sub-Adviser Portfolio Managers	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$6 million	0	$0
Hilde Hovnanian	0	$0	1	$6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	1	$78 million	1	$9 million
Dana Messina	0	$0	1	$78 million	1	$9 million
GRT
Edmund D. Kellogg	0	$0	1	$7.9 million	2	$1.1 million
OMT
Thomas Henwood	0	$0	1	$55 million	0	$0
Josh Wilson	0	$0	1	$55 million	0	$0
Paul Sagara	0	$0	1	$55 million	0	$0
Weatherbie
Joshua Bennett	0	$0	2	$9.2 million	0	$0
Daniel Brazeau	0	$0	2	$8.7 million	0	$0
Mark Militello	0	$0	2	$14.9 million	0	$0
H. George Dai	0	$0	2	$14.1 million	0	$0

*  *  *  *  *  *  *  *  *  *  *  *  *  *  *

Please retain this Supplement with the SAI.